Description of Business - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2024
Nature Of Operations [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 05, 2019		Jun. 05, 2019
Retained Earnings (Accumulated Deficit)	$ (105,825)		$ (90,604)	$ (47,781)
Net loss	(15,221)	$ (14,445)	(42,823)	(32,180)
Cash and cash equivalents	$ 18,748	$ 24,872	$ 28,769	$ 35,966
AVROBIO, Inc [Member] | Subscription Agreement [Member]
Nature Of Operations [Line Items]
Cash received for sale of common stock for merger					$ 77,300
Sale of common stock for merger					$ 96,600